Label	Element	Value
Amplify Transformational Data Sharing ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Transformational Data Sharing ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Amplify ETF Trust
(the “Trust”)

Amplify Transformational Data Sharing ETF

(the “Fund”)

August 6, 2021

Supplement To the Fund’s Prospectus Dated March 1, 2021

The following is added as the first paragraph to “Additional Information About the Fund’s Strategies and Risks – Non-Principal Investment Strategies” of the Fund’s Prospectus:

The Fund may, on a limited basis, invest in convertible notes, debt securities and securities of special purpose acquisition corporations (“SPACs”) for the purposes of gaining exposure to companies engaged in blockchain related technologies including, but not limited to, bitcoin and other digital assets.

The following section is added as the final subsection to “Additional Information About the Fund’s Strategies and Risks – Fund Investments” of the Fund’s Prospectus:

NON-PRINCIPAL FUND INVESTMENTS

Convertible Securities. The Fund may invest, on a limited basis, in convertible securities, including convertible securities in non-public companies at the time of issuance. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predeterminate number of shares of an issuer’s common stock at the Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures or notes and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many issuers will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e. its value as a fixed income security) or its “conversion value” (i.e. its value upon conversion into its underlying common stock). Convertible securities are subject to the same risk as similar securities without the convertible feature. In addition, the price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Debt Securities. The Fund may invest, on a limited basis, in debt securities, including but not limited to, notes issued by investment funds which provide exposure to blockchain related technologies. A note is a debt security usually with a maturity of up to ten years. The debt securities in which the Fund may invest may be unsecured or secured against the assets of the issuer. Such debt securities may or may not bear interest, and may not have a fixed maturity date. Debt securities may entitle the holder to delivery of the corresponding amount of the underlying assets owned by the issuer or may entitle the holder to the payment of U.S. dollars representing the value of the holder’s interest.

The Fund may invest in debt securities deemed to be restricted securities, which cannot be offered for public resale unless registered under the applicable securities law or that have a contractual restriction that prohibits their resale. These restrictions may include Rule 144A securities, which are privately placed securities that can be resold to qualified institutional buyers but not the general public, and securities of U.S. and non-U.S. issuers that are offered pursuant to Regulation S under the Securities Act of 1933, as amended.

Special Purpose Acquisition Companies. The Fund may invest, on a limited basis, in securities of SPACs. A SPAC is a special purpose company whose business plan is to raise capital in an initial public offering and, within a specific period of time, engage in a merger or acquisition with one or more unidentified companies. SPACs are formed by sponsors who believe that their experience, reputations and/or contacts will allow them to identify and complete a business combination transaction with one or more target businesses that will ultimately be a successful public company. Some SPACs focus on acquiring a target in a particular industry while others may pursue a business combination transaction in any business, industry or geographic location, including outside of the United States. The Fund may, from time to time, seek investments in SPACs with a stated purpose to find an acquisition target consistent with the Fund’s investment strategy. There is no guarantee that the SPACs in which the Fund may invest will complete an acquisition or that any acquisitions that are completed will be profitable.

The following is added as the first and second risks in “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund” of the Fund’s Prospectus:

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically are considered to be lower quality than similar non-convertible securities.

The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

Convertible securities may provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income, because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. As a result of these fluctuations, and because the convertible securities in which the Fund may invest will generally not be traded on an exchange, it may be more difficult for the Fund to determine a market value for such securities.

Debt Securities Risk. The Fund may invest in certain types of debt securities, including, but not limited to, notes, debentures, bonds and other similar type of debt instruments. The risks of investing in debt securities include, among others, credit risk (the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due), liquidity risk (the risk that the Fund may not be able to sell some or all of the securities it holds at the price it values the security or at any price), and interest rate risk (the risk that the rates of interest income generated by debt securities may decline due to a decrease in market interest rates and that market prices of the debt securities may decline due to an increase in market interest rates). The debt securities in which the Fund may invest may provide for fixed or variable principal payments and interest rates, and/or include various reset terms. Certain debt securities are “perpetual” in that they have no maturity date. Other debt securities are zero coupon bonds, which is a bond that does not pay interest for either the entire lie of the obligation or for an initial period after the issuance of the obligation.

The following is added as the sixth risk in “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund” in the Fund’s Prospectus:

Restricted Securities Risk. The Fund may invest in securities, including convertible and debt securities, that are restricted securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. The Fund may also get limited information about the issuer of a restricted security. Additionally, if Fund management receives material non-public information about the issuer, it may be unable to sell the securities as a result. Certain restricted securities may involve a high degree of business and financial risk, and may result in substantial losses.

The following is added as the ninth risk in “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund” in the Fund’s Prospectus:

Special Purpose Acquisition Companies Risk. SPACs have no operating history or ongoing business other than seeking acquisitions. Therefore, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund may invest will complete an acquisition or that any acquisitions that are completed will be profitable. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion of such assets to cover expenses) in U.S. government securities, money market securities and cash. To the extent a SPAC is invested in cash or similar securities, this may affect the Fund’s ability to meet its investment objective. The SPACs in which the Fund may invest pursue acquisitions only within a certain industry or industries, which may increase the volatility of their prices. An investment in SPACs, which are typically traded in the over-the-counter market, may also have little or no liquidity and may be subject to restrictions on resale.

Supplement Closing [Text Block]	ck0001633061_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference.